STOCK BENEFIT PLANS (Schedule of ESOP Shares) (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
STOCK BENEFIT PLANS [Abstract]
Allocated shares	278,330	267,280
Unallocated shares	61,642	11,050
Total ESOP shares	339,972	278,330
Fair value of unallocated shares	$ 3,698,895	$ 3,172,962